Commitments and Contingencies (Details) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 05, 2023	Aug. 16, 2022	Mar. 28, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Sep. 28, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Jun. 23, 2021	Jan. 20, 2021	Oct. 14, 2020
Commitments and Contingencies [Line Items]
U.S. federal tax		1.00%
Excise tax		1.00%
Deferred fee per unit				$ 0.35			$ 0.35			$ 0.35
Deferred underwriting fee payable (in Dollars)				$ 3,643,200			$ 3,643,200			$ 9,660,000		$ 9,660,000								$ 9,660,000
Reduction in deferred underwriting fees (in Dollars)			$ 6,016,800				$ 6,016,800			6,016,800
Success fees (in Dollars)										$ 800,000
Preferred stock, par value				$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Closing term, description							during the seven-year period following the date that is sixty days after the date of the closing			during the seven-year period following the date that is sixty days after the date of the closing
Forfeit founder shares (in Shares)				1,713,139			1,713,139			1,713,139
Purchase share (in Shares)										1
Lease payments (in Dollars)									$ 2,100,000		$ 1,500,000
U.S. federal excise tax		1.00%		21.00%		21.00%	21.00%	21.00%		21.00%		21.00%
Fair market value of excise tax		1.00%
Redemption of common stock (in Shares)										1,687,664
Aggregate redemption amount (in Dollars)					$ 32,930
Excise tax liability (in Dollars)				$ 32,930			$ 32,930
Percentage of excise tax liability							1.00%
Change in deferred underwriting fees (in Dollars)			394,100				$ (394,100)
Additional paid-in capital (in Dollars)			5,622,700	$ 1,500,000			$ 1,500,000			$ 1,500,000
Outstanding deferred underwriting fee payable (in Dollars)			$ 3,643,200
Common stock, par value				$ 10			$ 10
Consideration value, description							(i) the Per Share Consideration Value (as defined herein), divided by (ii) $10.00 (subject to equitable adjustment) (the “Common Exchange Ratio”). The “Per Share Consideration Value” equals the quotient of (i) $282 million, divided by (ii) the sum of (A) the number of shares of Unique Logistics’ Common Stock, plus (B) the number of shares of Unique Logistics’ Common Stock into which all of the shares of Unique Logistics’ convertible preferred stock, par value $0.001 per share, of the Unique Logistics (collectively, the “Unique Logistics’ Convertible Preferred Stock”) would convert, in each case, as of immediately prior to the Merger, taking into account the effects of the Transactions in accordance with the certificate of designations applicable to such Unique Logistics’ Convertible Preferred Stock.
Number of shares issuable per warrant (in Shares)				1			1
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value				$ 0.001			$ 0.001
Unique Logistics International, Inc. [Member]
Commitments and Contingencies [Line Items]
Common stock									$ 0.001		$ 0.001
Preferred stock, par value									$ 0.001		$ 0.001
Leases percentage									10.00%
Lease payments (in Dollars)									$ 3,196,539
U.S. federal excise tax									21.00%		21.00%
Fair market value of excise tax									14.50%		40.60%
Common stock, par value													$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638
Number of shares issuable per warrant (in Shares)																					570,478,452
Common Class A [Member]
Commitments and Contingencies [Line Items]
Common stock				0.0001			0.0001			$ 0.0001		$ 0.0001
Exceeds per share				12			12			$ 12
trading price per share				$ 12			$ 12
Redemption of common stock (in Shares)		282,720		1,687,664			1,687,664			1,970,384		27,600,000
Aggregate redemption amount (in Dollars)	$ 3,293,029
Common stock, par value				$ 0.0001			$ 0.0001
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock				0.0001			0.0001			$ 0.0001		$ 0.0001
Class B Common Stock [Member] | Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate redemption amount (in Dollars)
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value				$ 0.0001			$ 0.0001
Number of shares issuable per warrant (in Shares)				1			1
Amended and Restated Letter Agreement between Entity, Colbeck Edify Holdings, LLC, Unique Logistics and Certain Directors and Officers of Entity [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
trading price per share										$ 12
Scenario, Plan, Two [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share				$ 15			$ 15
Business Combination [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)							1,250,000
Business Combination [Member] | Scenario, Plan, One [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)										1,250,000
Business Combination [Member] | Scenario, Plan, Two [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)							1,250,000
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)										1,250,000
Unique Logistics International, Inc., [Member]
Commitments and Contingencies [Line Items]
Common stock										$ 0.001
Equals the quotient (in Dollars)										$ 282,000,000
Preferred stock, par value										$ 0.001
Unique Logistics International, Inc., [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share				$ 12			$ 12
Unique Logistics International, Inc., [Member] | Scenario, Plan, One [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share										12
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share										15
Buyer [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Common stock										0.0001
Equitable adjustment										$ 10
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable (in Dollars)				$ 9,660,000			$ 9,660,000